Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Debts - Summary of Securities Sold Under Repurchase Agreements (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 330,237	R$ 312,634	R$ 349,164
Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	77,651	109,253
Assets Pledged as Collateral [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	46,680	43,491
Assets Pledged as Collateral [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	9,051	6,564
Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	21,417	58,837
Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 503	361
Assets Pledged as Collateral [member] | Bottom of range [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	93.50%
Assets Pledged as Collateral [member] | Bottom of range [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	40.00%
Assets Pledged as Collateral [member] | Bottom of range [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	65.00%
Assets Pledged as Collateral [member] | Bottom of range [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	0.22%
Assets Pledged as Collateral [member] | Top of range [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	6.40%
Assets Pledged as Collateral [member] | Top of range [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	97.70%
Assets Pledged as Collateral [member] | Top of range [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	16.93%
Assets Pledged as Collateral [member] | Top of range [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	5.20%
Assets Received as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 172,953	146,853
Assets Received as Collateral [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	5.60%
Assets Received as Collateral [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	6.40%
Right to sell or repledge collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 79,633	56,528
Right to sell or repledge collateral [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	97.50%
Right to sell or repledge collateral [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Percentage of securities sold under repurchase agreements	10.00%
Current [Member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 271,521	240,808
Current [Member] | Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	71,231	82,075
Current [Member] | Assets Pledged as Collateral [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	46,676	43,491
Current [Member] | Assets Pledged as Collateral [member] | Corporate securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	9,051	6,564
Current [Member] | Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	15,156	31,659
Current [Member] | Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	348	361
Current [Member] | Assets Received as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	172,953	146,853
Current [Member] | Right to sell or repledge collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	27,337	11,880
Non-current [Member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	58,716	71,826
Non-current [Member] | Assets Pledged as Collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	6,420	27,178
Non-current [Member] | Assets Pledged as Collateral [member] | Government securities - abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	4
Non-current [Member] | Assets Pledged as Collateral [member] | Own issue [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	6,261	27,178
Non-current [Member] | Assets Pledged as Collateral [member] | Foreign securities [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	155
Non-current [Member] | Right to sell or repledge collateral [member]
Disclosure Of Repurchase Agreements [Line Items]
Securities sold under repurchase agreements	R$ 52,296	R$ 44,648